Annual Total Returns- Vanguard Intermediate-Term Corporate Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.74%	7.98%	11.40%	(1.78%)	7.51%	0.91%	5.35%	5.50%	(1.72%)	13.96%